Advances to Suppliers, Net - Schedule of Advances to Suppliers, Net (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Advances To Suppliers Net
Advances to suppliers for inventory raw materials	$ 1,898,597	$ 3,504,486
Less: allowance for doubtful accounts	(4,238)	(13,341)
Advances to suppliers, net	$ 1,894,359	$ 3,491,145